Financial Instruments (Schedule of Type of Interest Borne by Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ (673,744)	$ (670,175)
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	72,958	55,027
Financial liabilities	(621,754)	(586,334)
Financial assets (liabilities), net	(548,796)	(531,307)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 131,073	$ 102,392